PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2017	2018

Government authorities	$2,504	$1,885
Hedging transaction asset	1,192	2,574
Prepaid expenses	13,962	5,293
Other current assets	1,588	2,187

	$19,246	$11,939